Long-term investments (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Long term investments	$ 13,788	¥ 96,911	¥ 97,062
Investment 1 [Member]
Schedule of Investments [Line Items]
Impairment allowance	75,999	534,181
Investment 2 [Member]
Schedule of Investments [Line Items]
Impairment allowance	$ 80,939	¥ 568,907